Variable interest entity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets	$ 20,367,735	$ 7,285,853
Other assets	8,110,669	8,668,680
Total assets	28,478,404	15,954,533
Total liabilities	(12,577,534)	(7,823,238)
Net assets	15,050,718	7,887,067
Current liabilities:
Accounts payable	4,530,740	552,540
Interest payable – related party		574,065
Deferred revenue	1,405,374	1,755,967
Lease liabilities	185,146
Taxes payable	701,873	865,795
Total current liabilities	12,267,992	7,501,203
Deferred tax liabilities	81,992	322,035
Lease liabilities - noncurrent	95,947
Operating revenues*	9,641,080	14,532,941	$ 18,248,289
Gross profit	2,267,428	9,814,848	10,261,143
Income (loss) from operations	(14,473,463)	4,367,697	6,038,880
Net income (loss)	(13,872,232)	3,998,274	4,847,357
V I Es [Member]
Current assets	8,777,215	7,285,853
Other assets	7,573,750	8,668,680
Total assets	16,350,965	15,954,533
Total liabilities	(21,063,981)	(7,823,238)
Net assets	(4,713,016)	8,131,295
Current liabilities:
Accounts payable	500,742	552,540
Bank loans - current	4,496,883	3,065,134
Interest payable – related party		574,065
Other payables and accrued liabilities	947,980	687,702
Other payable - intercompany	11,023,791
Deferred revenue	2,218,458	1,755,967
Lease liabilities	185,145
Taxes payable	1,381,440	865,795
Total current liabilities	20,754,439	7,501,203
Deferred tax liabilities	81,992	322,035
Bank loans - noncurrent	131,603
Lease liabilities - noncurrent	95,947
Total liabilities	21,063,981	7,823,238
Operating revenues*	9,984,064	14,532,941	18,248,289
Gross profit	2,520,414	9,814,848	10,261,143
Income (loss) from operations	(13,932,990)	4,367,697	6,038,880
Net income (loss)	$ (13,836,367)	$ 4,060,160	$ 5,101,828